Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Income Fund of Boston | Class A
Risk/Return:
Trading Symbol	EVIBX
Eaton Vance Income Fund of Boston | Class B
Risk/Return:
Trading Symbol	EBIBX
Eaton Vance Income Fund of Boston | Class C
Risk/Return:
Trading Symbol	ECIBX
Eaton Vance Income Fund of Boston | Class I
Risk/Return:
Trading Symbol	EIBIX
Eaton Vance Income Fund of Boston | Class R
Risk/Return:
Trading Symbol	ERIBX
Eaton Vance Income Fund of Boston | Class R6
Risk/Return:
Trading Symbol	EIBRX